UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04764

BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Opportunistic Municipal Securities Fund

SEMI-ANNUAL REPORT October 31, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2023, through October 31, 2023, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers employed by the fund’s sub-adviser, Insight North America LLC

Market and Fund Performance Overview

For the six-month period ended October 31, 2023, BNY Mellon Opportunistic Municipal Securities Fund (the “fund”) produced a total return of −4.91% for Class A shares, −5.28% for Class C shares, −4.88% for Class I shares, −4.78% for Class Y shares and −4.89% for Class Z shares.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of −4.65% for the same period.2

Municipal bonds posted losses during the reporting period as persistent inflation and continued rate increases by the U.S. Federal Reserve (the “Fed”) took a toll. The fund lagged the Index mainly due to comparatively long duration positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. Typically, the fund invests substantially all of its assets in such municipal bonds. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by the fund’s sub-adviser, Insight North America LLC (“INA”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by INA. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity or duration.

The fund’s sub-adviser focuses on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. To select municipal bonds for the fund, the sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trades among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors and does not seek to overweight any particular sector but may do so depending on each sector’s relative value at any time.

Persistent Inflation and Fed Hikes Hinder Markets

The municipal market was challenged during the period due to persistent inflation concerns and by the Fed’s continued tightening of monetary policy, the central bank raised the federal funds rates twice between May 2023 and November 2023, bringing the federal funds target rate to 5.25%–5.50%, up from 4.75%–5.00% at the start of the period. Despite the higher rates, the U.S. economy surprised investors by continuing to avoid a long-anticipated recession. Following a 2.2% expansion in the first quarter of 2023, the economy grew by 2.1% in the second quarter, and an advance estimate for the third quarter showed growth of 4.9%.

With higher rates, municipal bond mutual funds experienced significant outflows, and this continued through much of the reporting period. The need for fund managers to meet redemptions added to the downward momentum. The impact of weak mutual fund investor demand on the market was tempered though by a manageable new issuance picture. The need to issue new debt has been minimized somewhat by federal assistance offered in response to the pandemic. In addition, since municipal issuers use debt to fund capital projects, not operations, they have greater discretion about when they issue new debt, and high rates have made issuance less attractive. Finally, refundings have dropped off because the Tax Cut and Jobs Act of 2017 eliminated advance refunding, and today’s high rates make refunding less attractive.

The market sentiment began to shift at the end of the period as investors anticipated that the Fed was near the end of its rate-hiking cycle.

Duration and Security Selection Hindered Performance

The fund’s performance was hampered primarily by its long duration versus the Index, as longer bonds underperformed most when rates rose. Security selection was also disadvantageous in some sectors,

especially education and pre-paid gas. In addition, an underweight to state general obligation (GO) bonds detracted somewhat, as did an overweight in health care, and continuing care and retirement center bonds.

On the other hand, security selections in certain segments added to the fund’s relative performance. Selections among state GO bonds were positive overall, as were selections in industrial development, special tax, transportation and water & sewer. Positive selections included Chicago O’Hare Airport bonds as well as Illinois and Michigan housing bonds. Overweight positioning in airport and tobacco bonds also contributed positively. The fund did not make use of derivatives.

Positioned for Continued Rebound as Rate Hikes Near an End

With the market gaining some clarity on the Fed’s probable steps in the coming months, market volatility is likely to be more subdued. In fact, we are constructive on the market as a whole because historically, municipal bonds have performed well at the end of rate-hiking cycles. While we do not anticipate a recession, a slowdown is likely, and we expect the Fed to begin cutting the federal funds rate in the second half of 2024. We are maintaining a long duration versus the benchmark, and we are overweight in revenue bonds. Our curve positioning, with an emphasis on longer maturities, should also be beneficial.

November 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risk than higher-rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Municipal Securities Fund from May 1, 2023 to October 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.48	$7.34	$2.35	$2.16	$3.29
Ending value (after expenses)	$950.90	$947.20	$951.20	$952.20	$951.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.61	$7.61	$2.44	$2.24	$3.41
Ending value (after expenses)	$1,021.57	$1,017.60	$1,022.72	$1,022.92	$1,021.77
†

Expenses are equal to the fund’s annualized expense ratio of .71% for Class A, 1.50% for Class C, .48% for Class I, .44% for Class Y and .67% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
Collateralized Municipal-Backed Securities - .2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,069,620)	3.63	5/20/2033	974,517		848,583

Long-Term Municipal Investments - 97.7%
Alabama - 4.6%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,426,106
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,221,950
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	964,715
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, (1 Month TSFR +0.90%)	4.54	11/30/2023	1,000,000	[a,b]	999,991
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	7,835,000		8,228,314
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	1,750,000	[a]	1,710,900
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	2,240,000	[a]	2,225,380
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		1,910,516
				19,687,872
Arizona - 3.1%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2038	3,065,000		2,679,993
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.38	7/1/2050	2,500,000	[c]	2,174,016
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,260,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Arizona - 3.1% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,000,000		843,059
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	2,000,000	[c]	1,708,264
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,158,649
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,750,000	[c]	2,785,361
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[c]	842,036
				13,451,590
Arkansas - 1.0%
Arkansas Development Finance Authority, Revenue Bonds (Green Bond) (U.S. Steel Corp.)	5.70	5/1/2053	4,800,000		4,380,447
California - 4.9%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000		2,500,166
California, GO, Refunding	5.00	4/1/2042	650,000		677,039
California, GO, Refunding	5.25	9/1/2047	1,000,000		1,070,169
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	5.25	10/1/2031	2,000,000	[a]	1,957,957
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000		354,118
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	1,480,000		1,453,653
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,442,267		1,249,138

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
California - 4.9% (continued)
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2027	450,000		460,305
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,675,000		3,440,545
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,500,000		2,411,885
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	1,000,000	[a]	866,627
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2047	1,000,000		900,204
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	1,750,000		1,423,638
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2041	1,500,000		1,456,234
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	1,000,000		895,348
				21,117,026
Colorado - 3.9%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Obligated Group) Ser. A	5.00	12/1/2041	2,500,000		2,392,962
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2043	3,280,000		2,902,725
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,250,000		1,181,900
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	2,000,000		1,669,997
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2036	2,000,000		1,887,039
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000		2,812,578
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	3,000,000		3,033,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Colorado - 3.9% (continued)
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000	969,403
				16,850,282
Connecticut - .2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000	769,937
District of Columbia - 2.5%
District of Columbia, Revenue Bonds, Ser. A	5.50	7/1/2047	3,000,000	3,173,790
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,499,142
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	1,959,365
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	999,428
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	2,340,000	2,336,740
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	4.13	7/15/2047	1,000,000	879,909
				10,848,374
Florida - 4.1%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,529,438
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,014,851
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	861,958
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	1,000,000	1,015,500
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,176,907
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	800,000	698,102
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,001,767

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Florida - 4.1% (continued)
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000		2,339,403
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,000,000		942,930
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,000,000		1,873,292
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,305,000		2,604,684
Village Community Development District No. 15, Special Assessment Bonds	5.25	5/1/2054	1,500,000	[c]	1,382,630
				17,441,462
Georgia - 3.9%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2037	1,100,000		1,106,103
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	1,000,000		965,815
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000		3,039,149
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000		2,536,727
Georgia Ports Authority, Revenue Bonds	4.00	7/1/2052	1,250,000		1,039,578
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	2,500,000	[a]	2,459,845
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	2,000,000	[a]	1,972,258
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	3,750,000	[a]	3,643,836
				16,763,311
Hawaii - .3%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,250,000		1,184,148
Illinois - 8.7%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000		1,003,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Illinois - 8.7% (continued)
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,507,228
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	1,000,000	999,952
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,000,000	917,706
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	1,000,000	1,001,317
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,070,565
Chicago O'Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,497,340
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	1,730,000	1,728,860
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,553,910
Illinois, GO, Refunding, Ser. D	4.00	7/1/2037	1,750,000	1,554,767
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,037,150
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000	947,903
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2033	3,000,000	3,001,121
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,760,000	3,029,244
Illinois Housing Development Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	1,650,000	1,550,869
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,511,484
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000	1,255,003
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,014,886

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Illinois - 8.7% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,350,000		2,072,568
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000		892,901
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,400,000		1,464,868
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,500,000		3,567,046
				37,180,452
Indiana - .6%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	2,980,000		2,777,045
Iowa - 2.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,730,000		2,423,186
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2030	1,500,000		1,525,801
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	2,000,000		1,638,058
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,220,000		1,088,619
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	2,000,000	[a]	1,986,891
				8,662,555
Kansas - .1%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	250,000		250,001
Kentucky - 1.2%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	1,015,000	[c]	878,518
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000		1,997,595
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,010,000	[a]	1,005,220
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,500,000	[a]	1,386,518
				5,267,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Louisiana - 1.9%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	1,500,000		1,430,268
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000		1,213,876
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000		1,156,782
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000		2,103,881
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	934,726
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,220,000		1,230,220
				8,069,753
Maryland - .5%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,490,000		2,285,110
Massachusetts - 1.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	4.38	7/1/2052	1,000,000		810,787
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000		1,768,819
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	2,350,000		2,366,585
				4,946,191
Michigan - 4.7%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000		2,920,614
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000		968,037
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,500,000	[a]	2,218,887
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	4.00	11/15/2050	1,665,000		1,304,849

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Michigan - 4.7% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	2,425,000	2,092,250
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000	2,005,120
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	1,455,000	1,393,681
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000	3,935,576
Michigan Trunk Line, Revenue Bonds	4.00	11/15/2046	1,140,000	975,916
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,800,000	1,512,676
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	982,162
				20,309,768
Missouri - .7%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2054	3,060,000	2,813,563
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,170,000	[c] 947,226
Nebraska - .5%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000	2,021,565
Nevada - 1.4%
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,154,528
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	999,084
				6,153,612
New Hampshire - .3%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.00	12/1/2040	515,000	444,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.7% (continued)
New Hampshire - .3% (continued)
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.13	12/1/2043	1,000,000	851,386
				1,296,146
New Jersey - 3.4%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	465,000	471,306
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000	954,106
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000	1,604,804
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2024	570,000	572,277
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	1,000,000	1,026,390
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	1,000,000	891,547
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	1,983,040
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	1,000,000	893,190
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,880,000	3,640,226
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000	2,036,931
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000	609,507
				14,683,324
New Mexico - .8%
New Mexico Educational Assistance Foundation, Revenue Bonds, Refunding, Ser. 1A	5.00	9/1/2025	2,080,000	2,095,469
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	3.00	1/1/2052	1,575,000	1,473,155
				3,568,624

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
New York - 7.1%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	3,000,000		2,857,343
New York City, GO, Ser. F1	4.00	3/1/2047	200,000		170,136
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	980,000	[a]	906,501
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[c]	2,239,126
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,049,144
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2038	1,400,000		1,276,222
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 232	5.00	4/1/2026	1,180,000		1,189,809
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,500,000		2,066,531
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,500,000		1,457,482
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2040	2,000,000		1,923,669
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,302,128
Tender Option Bond Trust Receipts (Series 2023-XF1639), (New York State Urban Development Corp., Revenue Bonds, Ser. A), Underlying Coupon Rate (%) 0.00	3.68	3/15/2053	2,500,000	[c,d,e]	2,495,601
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000		5,086,105
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	1,500,000		1,510,178
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	5/15/2057	2,500,000		2,550,149

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
New York - 7.1% (continued)
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	815,000		698,589
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,000,000	[c]	755,846
				30,534,559
North Carolina - 1.6%
Charlotte Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2038	1,000,000		985,841
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000		927,923
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,500,000	[a]	1,570,334
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	3,500,000	[a]	3,528,377
				7,012,475
North Dakota - .3%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2046	1,470,000		1,200,834
Ohio - 2.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,335,000		5,870,580
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000		947,679
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)	2.75	5/1/2028	1,000,000	[a]	942,091
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000		1,453,495
				9,213,845
Oregon - 1.2%
Port of Portland, Revenue Bonds, Refunding (Green Bond) Ser. 29	5.50	7/1/2053	3,250,000		3,288,254
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,250,000		1,814,772
				5,103,026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Pennsylvania - 5.9%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	2,750,000	[c]	2,729,742
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	1,350,000	[a]	1,368,129
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	[a]	1,494,548
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000		3,373,273
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	2,000,000		1,923,902
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	1,400,000		1,415,949
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000		2,994,362
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,003,053
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.50	9/1/2048	1,000,000		924,227
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,420,000		1,283,364
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,002,399
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000		2,926,319
				25,439,267
Rhode Island - .4%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	1,695,000		1,708,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
South Carolina - 2.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000		1,037,525
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000		2,787,646
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.13	12/1/2043	5,000,000		4,855,097
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000		1,530,595
				10,210,863
Tennessee - 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,750,000		1,750,230
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	2,000,000	[a]	1,886,435
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,000,000	[a]	978,445
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000		1,504,041
				6,119,151
Texas - 9.7%
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	5,000,000		4,981,635
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	2,325,000		2,338,644
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,000,000		933,046
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	1,925,000		1,581,721
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	2,500,000		2,537,446
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000		1,491,408
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	8/15/2052	3,000,000		3,032,794

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Texas - 9.7% (continued)
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000		969,952
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	3,080,000		2,607,067
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,225,000		988,162
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000		3,448,871
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000		786,891
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,302,384
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	4,175,000	[c]	3,930,162
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000		4,017,650
Plano Independent School District, GO	5.00	2/15/2043	1,000,000		1,027,026
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F	5.00	11/15/2030	2,000,000	[a]	2,097,744
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	1,500,000	[a]	1,543,712
Waxahachie Independent School District, GO, (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,000,000		860,110
				41,476,425
U.S. Related - 2.5%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	3,000,000		3,069,743
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	7,500,000		7,635,765
				10,705,508
Utah - 1.0%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,003,701
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	5.50	6/1/2040	1,200,000		1,259,671
				4,263,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Virginia - 1.5%
Virginia Public Building Authority, Revenue Bonds, Ser. A	4.00	8/1/2039	2,500,000		2,291,531
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2047	1,500,000		1,416,293
Williamsburg Economic Development Authority, Revenue Bonds (William & Marry Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000		1,026,462
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000		1,571,325
				6,305,611
Washington - 2.5%
Port of Seattle, Revenue Bonds, Refunding	4.00	8/1/2047	1,500,000		1,188,051
Washington, GO, Ser. B	5.00	2/1/2043	2,710,000		2,792,781
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000		2,267,656
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	2,000,000		1,507,434
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2043	1,000,000		943,736
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)	6.38	7/1/2063	1,000,000	[c]	991,829
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	964,500		819,488
				10,510,975
Wisconsin - 1.4%
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress) Ser. B	4.00	10/1/2030	2,855,000	[a]	2,730,000
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Obligated Group) Ser. A	5.00	6/1/2040	2,000,000		1,862,203

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.7% (continued)
Wisconsin - 1.4% (continued)
Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2052	1,500,000	1,421,338
				6,013,541
Total Long-Term Municipal Investments (cost $459,787,908)			419,545,128
Total Investments (cost $460,857,528)			97.9%	420,393,711
Cash and Receivables (Net)			2.1%	8,823,728
Net Assets			100.0%	429,217,439

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $23,860,357 or 5.56% of net assets.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Portfolio Summary (Unaudited) †	Value (%)
General	20.0
Airport	11.6
Medical	10.1
Education	8.0
Development	6.8
Transportation	6.4
Power	6.3
Water	5.0
General Obligation	4.4
School District	4.2
Tobacco Settlement	4.0
Nursing Homes	3.0
Utilities	2.2
Student Loan	1.9
Single Family Housing	1.3
Multifamily Housing	1.1
Special Tax	.8
Facilities	.7
Housing	.1
97.9

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
TSFR	Term Secured Overnight Financing Rate	U.S. T-BILL	U.S. Treasury Bill Money Market Yield
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	460,857,528	420,393,711
Cash		3,934,787
Interest receivable		6,439,715
Receivable for shares of Beneficial Interest subscribed		321,907
Prepaid expenses		61,782
		431,151,902
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		203,802
Payable for investment securities purchased		989,550
Payable for shares of Beneficial Interest redeemed		659,613
Trustees’ fees and expenses payable		3,795
Other accrued expenses		77,703
		1,934,463
Net Assets ($)		429,217,439
Composition of Net Assets ($):
Paid-in capital		478,316,237
Total distributable earnings (loss)		(49,098,798)
Net Assets ($)		429,217,439

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	135,920,910	3,572,418	168,917,692	35,334	120,771,085
Shares Outstanding	12,105,358	317,392	15,038,883	3,147	10,755,438
Net Asset Value Per Share ($)	11.23	11.26	11.23	11.23	11.23

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2023 (Unaudited)

Investment Income ($):
Interest Income	8,552,059
Expenses:
Management fee—Note 3(a)	811,631
Shareholder servicing costs—Note 3(c)	426,849
Professional fees	59,742
Registration fees	52,108
Trustees’ fees and expenses—Note 3(d)	30,339
Prospectus and shareholders’ reports	15,188
Distribution fees—Note 3(b)	14,945
Chief Compliance Officer fees—Note 3(c)	7,978
Loan commitment fees—Note 2	7,449
Custodian fees—Note 3(c)	4,437
Miscellaneous	24,150
Total Expenses	1,454,816
Less—reduction in fees due to earnings credits—Note 3(c)	(28,349)
Net Expenses	1,426,467
Net Investment Income	7,125,592
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,339,403)
Net change in unrealized appreciation (depreciation) on investments	(28,316,450)
Net Realized and Unrealized Gain (Loss) on Investments	(29,655,853)
Net (Decrease) in Net Assets Resulting from Operations	(22,530,261)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations ($):
Net investment income	7,125,592	12,731,211
Net realized gain (loss) on investments	(1,339,403)	(7,832,079)
Net change in unrealized appreciation (depreciation) on investments	(28,316,450)	2,808,746
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,530,261)	7,707,878
Distributions ($):
Distributions to shareholders:
Class A	(2,255,747)	(4,413,191)
Class C	(43,535)	(90,724)
Class I	(2,904,630)	(5,509,053)
Class Y	(608)	(1,140)
Class Z	(1,960,768)	(3,833,610)
Total Distributions	(7,165,288)	(13,847,718)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,912,010	44,202,389
Class C	35,554	1,177,878
Class I	30,854,254	207,421,428
Class Z	376,149	904,549
Distributions reinvested:
Class A	2,011,630	3,912,381
Class C	43,470	90,724
Class I	2,891,265	5,482,981
Class Z	1,626,721	3,170,521
Cost of shares redeemed:
Class A	(15,685,010)	(51,993,308)
Class C	(864,741)	(1,297,793)
Class I	(40,598,531)	(147,641,083)
Class Z	(5,922,697)	(12,497,483)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(20,319,926)	52,933,184
Total Increase (Decrease) in Net Assets	(50,015,475)	46,793,344
Net Assets ($):
Beginning of Period	479,232,914	432,439,570
End of Period	429,217,439	479,232,914

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	419,121	3,717,469
Shares issued for distributions reinvested	171,614	328,961
Shares redeemed	(1,352,081)	(4,369,471)
Net Increase (Decrease) in Shares Outstanding	(761,346)	(323,041)
Class C
Shares sold	3,005	99,982
Shares issued for distributions reinvested	3,698	7,612
Shares redeemed	(72,560)	(108,804)
Net Increase (Decrease) in Shares Outstanding	(65,857)	(1,210)
Class Ia,b
Shares sold	2,624,713	17,338,674
Shares issued for distributions reinvested	246,630	461,008
Shares redeemed	(3,442,906)	(12,363,537)
Net Increase (Decrease) in Shares Outstanding	(571,563)	5,436,145
Class Zb
Shares sold	31,940	75,614
Shares issued for distributions reinvested	138,806	266,515
Shares redeemed	(501,085)	(1,047,280)
Net Increase (Decrease) in Shares Outstanding	(330,339)	(705,151)

[a]	During the period ended April 30, 2023, 45,328 Class A shares representing $525,906 were exchanged for 45,289 Class I shares.

[b]	During the period ended April 30, 2023, 5,913 Class Z shares representing $72,611 were exchanged for 5,908 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2023		Year Ended April 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.99	12.17	13.55	12.62	12.93	12.60
Investment Operations:
Net investment income[a]	.18	.31	.29	.33	.36	.37
Net realized and unrealized gain (loss) on investments	(.76)	(.16)	(1.33)	.96	(.31)	.34
Total from Investment Operations	(.58)	.15	(1.04)	1.29	.05	.71
Distributions:
Dividends from net investment income	(.18)	(.30)	(.28)	(.33)	(.36)	(.37)
Dividends from net realized gain on investments	-	(.03)	(.06)	(.03)	−	(.01)
Total Distributions	(.18)	(.33)	(.34)	(.36)	(.36)	(.38)
Net asset value, end of period	11.23	11.99	12.17	13.55	12.62	12.93
Total Return (%)[b]	(4.91)[c]	1.40	(7.92)	10.27	.32	5.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.72	.72	.72	.73	.86
Ratio of net expenses to average net assets	.71[d]	.72	.72	.72	.73	.86
Ratio of net investment income to average net assets	2.98[d]	2.56	2.14	2.47	2.75	2.94
Portfolio Turnover Rate	7.96[c]	21.69	9.69	9.40	21.90	27.39
Net Assets, end of period ($ x 1,000)	135,921	154,320	160,455	185,393	145,636	146,875

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2023		Year Ended April 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.02	12.19	13.58	12.65	12.96	12.63
Investment Operations:
Net investment income[a]	.13	.21	.18	.23	.26	.27
Net realized and unrealized gain (loss) on investments	(.76)	(.14)	(1.33)	.96	(.31)	.34
Total from Investment Operations	(.63)	.07	(1.15)	1.19	(.05)	.61
Distributions:
Dividends from net investment income	(.13)	(.21)	(.18)	(.23)	(.26)	(.27)
Dividends from net realized gain on investments	-	(.03)	(.06)	(.03)	−	(.01)
Total Distributions	(.13)	(.24)	(.24)	(.26)	(.26)	(.28)
Net asset value, end of period	11.26	12.02	12.19	13.58	12.65	12.96
Total Return (%)[b]	(5.28)[c]	.61	(8.62)	9.39	(.46)	4.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.52[d]	1.51	1.50	1.51	1.51	1.65
Ratio of net expenses to average net assets	1.50[d]	1.50	1.50	1.51	1.51	1.65
Ratio of net investment income to average net assets	2.17[d]	1.78	1.36	1.68	1.97	2.15
Portfolio Turnover Rate	7.96[c]	21.69	9.69	9.40	21.90	27.39
Net Assets, end of period ($ x 1,000)	3,572	4,608	4,688	5,930	4,980	5,796

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2023		Year Ended April 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.00	12.17	13.55	12.62	12.93	12.61
Investment Operations:
Net investment income[a]	.19	.34	.31	.36	.39	.40
Net realized and unrealized gain (loss) on investments	(.77)	(.15)	(1.31)	.96	(.30)	.33
Total from Investment Operations	(.58)	.19	(1.00)	1.32	.09	.73
Distributions:
Dividends from net investment income	(.19)	(.33)	(.32)	(.36)	(.40)	(.40)
Dividends from net realized gain on investments	-	(.03)	(.06)	(.03)	−	(.01)
Total Distributions	(.19)	(.36)	(.38)	(.39)	(.40)	(.41)
Net asset value, end of period	11.23	12.00	12.17	13.55	12.62	12.93
Total Return (%)	(4.88)[b]	1.64	(7.62)	10.53	.57	5.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48[c]	.49	.48	.49	.48	.62
Ratio of net expenses to average net assets	.48[c]	.48	.48	.49	.48	.62
Ratio of net investment income to average net assets	3.21[c]	2.80	2.38	2.71	2.97	3.17
Portfolio Turnover Rate	7.96[b]	21.69	9.69	9.40	21.90	27.39
Net Assets, end of period ($ x 1,000)	168,918	187,299	123,812	72,900	55,013	26,521

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2023		Year Ended April 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.99	12.16	13.55	12.62	12.93	12.61
Investment Operations:
Net investment income[a]	.19	.34	.32	.36	.40	.42
Net realized and unrealized gain (loss) on investments	(.76)	(.15)	(1.33)	.96	(.31)	.31
Total from Investment Operations	(.57)	.19	(1.01)	1.32	.09	.73
Distributions:
Dividends from net investment income	(.19)	(.33)	(.32)	(.36)	(.40)	(.40)
Dividends from net realized gain on investments	-	(.03)	(.06)	(.03)	−	(.01)
Total Distributions	(.19)	(.36)	(.38)	(.39)	(.40)	(.41)
Net asset value, end of period	11.23	11.99	12.16	13.55	12.62	12.93
Total Return (%)	(4.78)[b]	1.65	(7.69)	10.54	.57	5.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[c]	.48	.46	.49	.47	.62
Ratio of net expenses to average net assets	.44[c]	.47	.46	.49	.47	.62
Ratio of net investment income to average net assets	3.25[c]	2.81	2.40	2.72	3.00	3.22
Portfolio Turnover Rate	7.96[b]	21.69	9.69	9.40	21.90	27.39
Net Assets, end of period ($ x 1,000)	35	38	38	43	40	41

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2023		Year Ended April 30,
Class Z Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	11.99	12.17	13.55	12.62	12.93	12.60
Investment Operations:
Net investment income[a]	.18	.31	.29	.34	.37	.38
Net realized and unrealized gain (loss) on investments	(.76)	(.15)	(1.32)	.96	(.31)	.34
Total from Investment Operations	(.58)	.16	(1.03)	1.30	.06	.72
Distributions:
Dividends from net investment income	(.18)	(.31)	(.29)	(.34)	(.37)	(.38)
Dividends from net realized gain on investments	-	(.03)	(.06)	(.03)	−	(.01)
Total Distributions	(.18)	(.34)	(.35)	(.37)	(.37)	(.39)
Net asset value, end of period	11.23	11.99	12.17	13.55	12.62	12.93
Total Return (%)	(4.89)[b]	1.36	(7.80)	10.32	.37	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[c]	.68	.67	.67	.67	.81
Ratio of net expenses to average net assets	.67[c]	.67	.67	.67	.67	.81
Ratio of net investment income to average net assets	3.02[c]	2.60	2.19	2.52	2.81	2.99
Portfolio Turnover Rate	7.96[b]	21.69	9.69	9.40	21.90	27.39
Net Assets, end of period ($ x 1,000)	120,771	132,969	143,446	169,455	164,045	175,252

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Municipal Securities Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-ended management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	848,583	-	848,583
Municipal Securities	-	419,545,128	-	419,545,128

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $7,836,289 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2023. The fund has $2,079,807 of short-term capital losses and $5,756,482 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2023 was as follows: tax-exempt income $12,566,924, ordinary income $81,252 and long-term capital gains $1,199,542. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.

During the period ended October 31, 2023, the Distributor retained $985 from commissions earned on sales of the fund’s Class A shares and $205 from CDSC fees on redemptions of the fund’s Class C.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2023, Class C shares were charged $14,945 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2023, Class A, Class C and Class Z shares were charged $188,320, $4,982 and $129,169, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2023, the fund was charged $32,969 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $23,912.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2023, the fund was charged $4,437 pursuant to the custody agreement. These fees were offset by earnings credits of $4,437

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2023, the fund was charged $2,234 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2023, the fund was charged $7,978 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $129,466, Distribution Plan fees of $2,326, Shareholder Services Plan fees of $51,155, Custodian fees of $3,501, Chief Compliance Officer fees of $6,050 and Transfer Agent fees of $11,304.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended October 31, 2023, amounted to $36,191,893 and $61,071,711, respectively.

At October 31, 2023, accumulated net unrealized depreciation on investments was $40,463,817 consisting of $595,831 gross unrealized appreciation and $41,059,648 gross unrealized depreciation.

At October 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

A special meeting of the fund’s shareholders was held on October 12, 2023. The proposal considered at the meeting and the results were as follows:

	Shares
	For	Authority Withheld
To elect Board Members to hold office until their successors are duly elected and qualified†
Francine J. Bovich	20,357,730	474,603
Michael D. DiLecce	20,369,333	463,000
Gina D. France	20,260,776	571,557
Joan L. Gulley	20,305,805	526,528
Robin A. Melvin	20,411,528	420,805

† Each Board Member’s term to commence January 1, 2024

In addition, Joseph S. DiMartino, Peggy C. Davis and Nathan Leventhal continue as Board members of the fund. Mses. Bovich and Melvin currently are Board Members of the fund, but have not been previously elected by shareholders.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class A shares with the performance of a group of retail front-end load general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended May 31, 2023, and (2) the fund’s actual and contractual management fees and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and the Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group and Performance Universe medians for seven of the ten one-year periods ended May 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”) and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s overall relative performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon Opportunistic Municipal Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PTEBX Class C: DMBCX Class I: DMBVX Class Y: DMBYX Class Z: DMBZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0022SA1023

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 19, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 19, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)